Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives by Intangible Assets (Details) - Software [Member]	Dec. 31, 2024
Minimum [Member]
Schedule of Estimated Useful Lives by Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Schedule of Estimated Useful Lives by Intangible Assets [Line Items]
Estimated useful lives	5 years